[The American Funds Group(R)]

THE TAX-EXEMPT BOND FUND OF AMERICA
Investing along America's Main Street

1997 ANNUAL REPORT  For the year ended August 31

[picture:  portion of Route 66]
[graphic:  Route 66 on the map of the continental United States]

THE TAX-EXEMPT BOND FUND OF AMERICA(R) seeks a high level of federally tax-free current income, consistent with preservation of capital, through a diversified portfolio of municipal bonds.

The Tax-Exempt Bond Fund of America is one of the 28 mutual funds in The American Funds Group,(R) managed by Capital Research and Management Company. Since 1931, Capital has invested with a long-term focus based on thorough research and attention to risk.

INVESTMENT HIGHLIGHTS
through 8/31/97

12-MONTH TOTAL RETURN                               +9.39%
(income plus capital changes, with dividends reinvested but excluding payment of sales charges)

TAX-FREE DISTRIBUTION RATE
FOR AUGUST                                           4.93%
(income return only, reflecting
maximum sales charge)

TAXABLE EQUIVALENT
DISTRIBUTION RATE                                    8.16%
(for August, assuming a 39.6%
federal tax rate)

SEC 30-DAY YIELD AS OF AUGUST 31                     4.15%
(reflecting maximum sales charge)

For current yield information, please call toll-free: 800/421-0180.

AVERAGE ANNUAL COMPOUND RETURNS*
                                  8/31/97            9/30/97
for periods ended            (fiscal year-end)  (latest calendar
                                                     quarter)
Lifetime (since October 3, 1979)   +8.34%             +8.37%
10 Years                           +7.43%             +8.00%
Five Years                         +6.05%             +6.24%
One Year                           +4.20%             +3.86%
*Assumes reinvestment of all distributions and payment of the 4.75% maximum sales charge at the beginning of the stated periods.

WHY TAX-FREE INVESTING IS WORTHWHILE

                                                                         THE FUND'S 4.93% TAX-EXEMPT

                                                                         DISTRIBUTION RATE IN AUGUST/2/

Your Taxable Income                                Current Federal       is equivalent to a taxable

Single                     Joint                   Tax Rate/1/           distribution rate of:

$0  -  24,650              $0 -  41,200            15.0%                 5.80%

24,651 -  59,750           41,201 -  99,600        28.0                  6.85

59,751 - 124,650           99,601 - 151,750        31.0                  7.14

124,651 - 271,050          151,751 - 271,050       36.0                  7.70

Over 271,050               Over 271,050            39.6                  8.16


/1/The federal rates are marginal rates. They do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.

/2/The fund's distribution rate in the table is based on offering price and therefore reflects the effects of the maximum sales charge on the initial investment. It is not a projection of future results. Such results will reflect interest rate levels, changes in the value of portfolio securities, the effects of portfolio transactions, and fund expenses.

Fund results in this report were computed without a sales charge unless otherwise indicated. The maximum sales charge is 4.75% of the fund's offering price. Sales charges are lower for accounts of $25,000 or more. The fund's 30-day yield as of September 30, 1997, calculated in accordance with the Securities and Exchange Commission formula, was 4.25%. The fund's distribution rate as of that date was 4.90%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON. Income may be subject to state or local income taxes. Certain other income, as well as capital gain distributions, are taxable.

FELLOW SHAREHOLDERS:

Strong economic growth and low inflation helped The Tax-Exempt Bond Fund of America earn solid returns in the fiscal year ended August 31.

Shareholders saw the value of their holdings in the fund rise 9.4% if, as most do, they reinvested their monthly dividends totaling about 64 cents a share and their 3.5 cents a share capital gain distribution. Approximately 40% of that increase came from the rising value of the securities held in the fund's portfolio.

Shareholders who took their dividends in cash had an income return of 5.4% and saw the value of their holdings rise 3.8%. Investors in the 39.6% federal tax bracket would have had to earn a taxable return of 8.9% to equal the tax-free income return the fund generated.

The fund outpaced the majority of its peers during the year; the Lipper General Municipal Debt Funds Average rose 8.8% for the period. In addition, the fund surpassed the 9.2% return of the unmanaged Lehman Brothers Municipal Bond Index, which includes no expenses.

During its 18-year lifetime, The Tax-Exempt Bond Fund of America has experienced a wide variety of economic situations but has rarely seen an environment similar to this past year. Economic growth continued to be strong, unemployment fell, interest rates declined and inflation remained in check.

Such a beneficial convergence of economic trends is unusual and has led some analysts to speak of a "new paradigm" in which low inflation coexists with healthy economic growth. Historically, a strong economy has sparked fears of inflation and has led to higher interest rates.

While the "new paradigm" prevailed for most of the past fiscal year, predicting interest rate movements and economic growth rates for the upcoming year is always tricky. We believe our shareholders should remember that change, not the status quo, has been the hallmark of the financial markets in the long run. Although we are naturally very pleased with the strong results the fund has achieved this year, we hasten to add that such results are unlikely to continue indefinitely.

Regardless of the economic environment, we seek to add value to investment with thorough research into individual bond issues. This past year we have seen this emphasis on research bear fruit.

One holding, bonds issued by the Louisiana parish of Lake Charles for the Panhandle Eastern Natural Gas Company, demonstrates the benefits of our research process. The bonds were rated BB when The Tax-Exempt Bond Fund of America first added them to its portfolio. Bonds rated BB or lower are considered by the rating agencies to have speculative characteristics and higher risk. Eventually the gas company's fortunes improved, just as our research analysts had anticipated. The bonds were upgraded to BBB and, following the merger of Panhandle Eastern with Duke Power Co., they were raised to A. As a bond's rating improves, and the market believes its credit risk has diminished, its price usually rises.

[Sidebar]
For more than four years the distribution rate/+/ paid by The Tax-Exempt Bond Fund of America has surpassed the rate paid by the average municipal bond fund. The chart at the right shows the margin of difference between the fund's rate and the average since January 1992. Distribution rates are calculated by dividing dividends by the sum of the net asset value and capital gains.
[bar chart]

Date             Distribution

                 Rate Difference

01/31/92         -0.32

02/29/92         -0.27

03/31/92         -0.28

04/30/92         -0.27

05/31/92         -0.21

06/30/92         -0.16

07/31/92         -0.13

08/31/92         -0.06

09/30/92         -0.05

10/31/92         -0.09

11/30/92         -0.01

12/31/92         0.00

01/31/93         0.03

02/28/93         0.03

03/31/93         0.01

04/30/93         -0.01

05/31/93         0.06

06/30/93         0.02

07/31/93         0.02

08/31/93         0.04

09/30/93         0.05

10/31/93         0.13

11/30/93         0.19

12/31/93         0.18

01/31/94         0.19

02/28/94         0.22

03/31/94         0.19

04/30/94         0.31

05/31/94         0.31

06/30/94         0.34

07/31/94         0.39

08/31/94         0.39

09/30/94         0.45

10/31/94         0.48

11/30/94         0.41

12/31/94         0.47

01/31/95         0.50

02/28/95         0.51

03/31/95         0.50

04/30/95         0.49

05/31/95         0.50

06/30/95         0.50

07/31/95         0.53

08/31/95         0.52

09/30/95         0.51

10/31/95         0.50

11/30/95         0.48

12/31/95         0.49

01/31/96         0.45

02/28/96         0.45

03/31/96         0.44

04/30/96         0.44

05/31/96         0.39

06/30/96         0.39

07/31/96         0.36

08/31/96         0.35

09/30/96         0.33

10/31/96         0.33

11/30/96         0.36

12/31/96         0.35

01/31/97         0.35

02/28/97         0.36

03/31/97         0.36

04/30/97         0.38

05/31/97         0.39

06/30/97         0.40

07/31/97         0.42

08/31/97         0.43


/+/As calculated by Lipper Analytical Services
[End bar chart]
[End sidebar]

This year, thanks in part to profits earned when some bonds were sold after being upgraded, the fund will pay a capital gain distribution of at least 2.5 cents a share in late November. Several other issues in the portfolio were upgraded this past year, adding to the rise in the fund's net asset value. We continue to look for good opportunities in lower-rated bonds in an effort to replace those securities that were upgraded and maintain our position in higher yielding bonds. But it has been difficult to find lower-rated bonds that we believe offer a return commensurate with the additional risk we would have to take.

During the coming year we will monitor changes in interest rates and the health of the economy closely. We will also continue to rely on our extensive research efforts to find those issues we believe offer the best opportunity for long-term rewards regardless of short-term market fluctuations.
We look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.   /s/Abner D. Goldstine
PAUL G. HAAGA, JR.       ABNER D. GOLDSTINE
Chairman of the Board    President

October 15, 1997

Here's how a $10,000 investment in The Tax-Exempt Bond Fund of America grew between October 3, 1979, when the fund began operations, and August 31, 1997, the end of the fund's latest fiscal year.

As you can see, the $10,000 investment would have grown to $41,961 with the 4.75% maximum sales charge included and all distributions reinvested, an average increase of 8.34% a year.

AVERAGE ANNUAL COMPOUND RETURNS*
                               8/31/97
for periods ended              (fiscal year-end)
10 Years                       +7.43%
Five Years                     +6.05%
One Year                       +4.20%
*Assumes reinvestment of all distributions and payment of the 4.75% maximum sales charge at the beginning of the stated periods.

$44,059/1/
TEBF at net asset value (without any sales charge)

$43,853/2/
Lehman Brothers Municipal Bond Index

$41,961/3,4/
TEBF at maximum offering price

$40,787/5/
Lipper General Municipal Debt Funds Average

$10,000/3/
original investment

[chart]



Year ended August 31                   1980/#/       1981          1982          1983

TEBF at net asset value

(without any sales charge)             9,815         8,933         11,230        13,086

Lehman Brothers

Municipal Bond Index                   9,543         8,017         10,544        12,179

TEBF at maximum

offering price                         9,348         8,508         10,696        12,444

Lipper General Municipal

Bond Fund Average                      8,800         7,651         9,827         11,722

Year ended August 31                   1984          1985          1986          1987

TEBF at net asset value

(without any sales charge)             14,029        16,332        20,277        20,491

Lehman Brothers

Municipal Bond Index                   13,234        15,435        18,999        19,879

TEBF at maximum

offering price                         13,361        15,555        19,312        19,516

Lipper General Municipal

Bond Fund Average                      12,660        14,930        18,492        18,944

Year ended August 31                   1988          1989          1990          1991

TEBF at net asset value

(without any sales charge)             21,889        24,108        25,275        28,233

Lehman Brothers

Municipal Bond Index                   21,246        23,580        25,093        28,052

TEBF at maximum

offering price                         20,827        22,960        24,072        26,889

Lipper General Municipal

Bond Fund Average                      20,312        22,654        23,776        26,648

Year ended August 31                   1992          1993          1994          1995

TEBF at net asset value

(without any sales charge)             31,283        35,168        35,118        $36,174

Lehman Brothers

Municipal Bond Index                   31,184        34,989        35,038        38,144

TEBF at maximum

offering price                         29,793        33,493        33,446        36,357

Lipper General Municipal

Bond Fund Average                      29,665        33,330        33,063        36,559

Year ended August 31                   1996          1997

TEBF at net asset value

(without any sales charge)/1/          $40,278       $44,059

Lehman Brothers

Municipal Bond Index /2/               40,142        43,853

TEBF at maximum

offering price /3/,/4/                 38,361        41,961

Lipper General Municipal

Bond Fund Average                      37,371        40,787


$10,000 original investment /3/
[end chart]

Past results are not predictive of future results.

/#/For the period October 3, 1979 through August 31,1980.

/1/Includes reinvested dividends of $26,978 and reinvested capital gain distributions of $1,204.

/2/With interest compounded. The index, which started on January 1, 1980, is unmanaged and does not reflect sales charges, commissions or expenses.

/3/These figures, unlike those shown elsewhere in this report, reflect payment of the maximum sales charge of 4.75% on the $10,000 investment. Thus, the net amount invested was $9,525. As outlined in the prospectus, the sales charge is reduced for larger investments. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. Results shown do not take into account income or capital gain taxes.

/4/Includes reinvested dividends of $25,693 and reinvested capital gain distributions of $1,146.

/5/With dividends reinvested. The average does not reflect sales charges.

INVESTING ALONG AMERICA'S MAIN STREET
[photo:  portion of Route 66]

In 1926, Henry Ford changed the life of America by lowering the price of the motorcar. What had once been a land of railroads would soon become the automotive capital of the world. Autos brought profound changes to American society, altering courtship habits, leisure activities, family and working life. And they motivated the government to begin forging a network of roads and byways.

By the end of that year, vision and ingenuity had fashioned America's first transcontinental highway, which many would call America's Main Street. Originating on the shore of Lake Michigan in Chicago, this new road meandered through three time zones and eight states. Linking east to west in a broken chain of paved highways, "Route 66" not only became one of the most famous roads in the world, it also profoundly ingrained itself in the mythology of America. Route 66 conjures images of things purely American - of highway diners, Midwestern farms, Southwestern deserts and West Coast sunsets.

This concrete-and-asphalt artery pulsates through many of the states in which The Tax-Exempt Bond Fund of America holds municipal bonds. Your fund owns bonds that help finance a wide array of projects in over 35 states, including six of the eight traversed by Route 66. Together, these projects reflect the continuing development of America. It is fitting that America's Main Street provides a pathway to many of them.

[photo caption]
Northwestern Memorial Hospital
[end photo caption]

[photo:  postcard stating, "Greetings from Chicago Illinois"]

INVESTING IN THE TAX-EXEMPT MARKET

Finding good opportunities in the $1.3 trillion U.S. municipal bond market requires far more than just a map. Thousands of projects in cities, counties and states across the nation are currently funded with the help of tax-exempt money.

With so many options available, it can be difficult to determine which bonds offer the best opportunities. That's why many investors who want to build a sound, well-balanced portfolio turn to professionally managed funds such as The Tax-Exempt Bond Fund of America. Every project in which the fund invests, from mortgages in Alaska to bridges in Florida, was thoroughly researched before it was added to our portfolio.

In the following pages we will travel westbound on Route 66, stopping along the way to observe several projects helped by your investment dollars. The journey begins in Chicago, on Adams Street at Michigan Avenue. What survives of historic U.S. 66 zigs and zags through the Windy City before heading south out of the state.

FROM THE WINDY CITY...

Like Old 66, Chicago invokes many images. Rising high above the gentle lines of Lake Michigan, Chicago is the birthplace of the skyscraper, home to the Wrigley Building and the Sears Tower. For some, it is the land of legendary tough guys like Al Capone. For others, Chicago is the capital of American architecture and a center of fine universities.

For shareholders in The Tax-Exempt Bond Fund of America, Chicago is home to one of the many medical facilities the fund invests in nationwide. By the Outer Harbor of Lake Michigan, north of the Old Road, stands Northwestern Memorial Hospital, one of the nation's premier medical centers and the primary teaching hospital for Northwestern University's adjacent Medical School.

Northwestern Memorial traces its roots back more than 130 years but officially was founded in 1972 through a merger of two of Chicago's oldest and most respected institutions - Chicago Wesley Memorial and Passavant Memorial hospitals. Three years later, Prentice Women's Hospital and Maternity Center, Chicago's only hospital devoted exclusively to women, joined Northwestern Memorial.

[Sidebar]
Your investment dollars are financing a project to modernize Chicago's Northwestern Memorial Hospital, one of the nation's premier medical facilities. [End sidebar]

[illustration:  Route 66 on map of state of Illinois]

IMPROVING A PREMIER FACILITY

In 1994 the Illinois Health Facilities Authority began issuing bonds to help fund a $580 million project to improve and expand the hospital by 1999. One tower will be replaced with a more modern facility that will accommodate 496 beds for inpatient care, while a new pavilion will provide ambulatory care services, housing 600 physicians.

Brenda Ellerin, a Capital Research and Management Company (CRMC) analyst who researches health care facilities for the fund, recognized Northwestern's excellent reputation and its dominant position in Chicago's competitive health care market. The bonds, which were added to The Tax-Exempt Bond Fund of America's portfolio in late 1994, were deemed a good value in part because they had solid investment-grade ratings and offered an attractive yield.

Since then, major indicators confirm that the future of Northwestern Memorial appears to be a bright one. Over the past three years, the hospital's inpatient admissions have increased by over 4%, its outpatient visits have grown by over 13%, and its costs have been reduced by some 25%, making Northwestern one of the lowest-cost medical centers in the region. Based on current trends, Ellerin believes that Northwestern will maintain volume, control costs, show strong financial performance and complete its project on time and within budget. The new structures should help Northwestern Memorial serve the community more effectively while providing a training ground for medical students from Northwestern University.

Back on Michigan Avenue, signs lead to Historic Route 66 and out of the city. The road passes sites far removed from the modern feel of Northwestern Memorial. Along the old highway, well outside Chicago, a bar called Dreamland invokes images of an era long past. Several towns later, the Route 66 Cafe invites travelers to pause for a moment before heading through Missouri to Oklahoma and Texas, which is our next stop.

[Sidebar]
When America was becoming a land of automobiles, U.S. 66 was built as the country's first transcontinental highway.
[End sidebar]

[photo:  old-fashioned gasoline station]

 ...TO THE LONE STAR STATE

Your final glimpse of Oklahoma is a town called Texola, home of one of the earliest restaurants on U.S. 66. A sign reading "There's No Place Like Texola" fades as the Lone Star State emerges. Cutting through that northern square known as the Texas Panhandle, Route 66 takes you into the only state to have joined the union as a sovereign nation. Today, small hardware stores, garages, diners, and museums with names like The Devil's Rope remain scattered within the upper boundaries of the state.

[photo caption]
Dallas/Fort Worth International Airport
[end photo caption]

[photo:  Dallas, TX]

Deeper into Texas, about midway between the two U.S. coasts, lies the world's second-busiest airport in terms of takeoffs and landings, with over 2,500 daily flights serving 200 cities worldwide. In 1996 over 56 million travelers passed through Dallas/Fort Worth International Airport. The airport is also home to American Airlines, North America's second-largest commercial carrier. Shareholders in The Tax-Exempt Bond Fund of America have a special relationship with both the airport and the airline.

A PRIVATE CORPORATION IN THE MUNI MARKET

Some years back, American Airlines, which also manages ground services at DFW, wanted to raise money for the development of heavy equipment, such as flight simulators for pilot training and more efficient baggage handling systems. It turned to what many would think an unlikely source: the municipal bond market. The tax-exempt market is usually a way for cities, counties and districts to raise money for public purposes. Private corporations generally issue bonds in the taxable market. However, companies do have access to the lower cost financing available in the municipal market for projects that benefit the "public good."

American financed, and later refinanced, its project in the tax-exempt market to save substantial dollars in annual interest payments. With the money raised from the bonds, American served the public good by contributing to the airport and the community. Together, the flight simulators and the baggage systems promote safer travel in the air and more efficient service on the ground. And an economically healthy, ever-improving airport can prompt commercial development and job creation.

The American Airlines bonds provide a good example of the benefits of investing in The Tax-Exempt Bond Fund of America rather than buying individual municipal securities. Corporate-backed bonds help diversify the portfolio. In addition, the fund's portfolio counselors and analysts can access the in-depth research conducted by CRMC's equity analysts, who are among the most experienced in the business.

Our investment professionals, working with CRMC's equity analysts, learned that the airline had a flawless repayment record. American also had been expanding its international routes and forging alliances with foreign carriers to strengthen its worldwide network. Its strong payment record and growing network of routes led to an improving credit rating, as the fund's investment professionals had anticipated. Such research-based insight might be difficult for individual investors and is one reason they turn to professionally managed funds.

[illustration:  Route 66 on map of state of Texas]

[Sidebar]
American Airlines, North America's second-largest commercial carrier, raised money in the tax-exempt market to improve facilities at Dallas/Fort Worth International Airport.
[End sidebar]

ACROSS THE LAND OF ENCHANTMENT...

D.H. Lawrence once wrote that for greatness of beauty, he had never experienced anything like New Mexico. Today almost everyone has seen the state, even if they have never visited - they know it as the magnificent backdrop of countless Westerns. America's Main Street cuts a fragmented path through many of the Land of Enchantment's austere deserts, scattered pueblos and rugged canyons before entering Albuquerque, where the road reaches one of its busiest sections, on Central Avenue.

Perhaps it is the natural brilliance of the land that inspires its residents to stay. Mark Macdonald, a portfolio counselor for The Tax-Exempt Bond Fund of America, has noted that people in New Mexico move less often than do residents of many other states. This is one reason why our investment professionals felt the bonds issued by New Mexico's Mortgage Finance Authority were an attractive addition to your fund's portfolio.

[illustration:  cowboy riding giant jackrabbit]

[Sidebar]
Postcards like this, still popular in curio shops along Route 66, tell tall tales of cowboys and jackrabbits big enough to ride.
[End sidebar]

THE DIFFICULTIES OF EASY-TO-UNDERSTAND BONDS

Moderate- and low-income families often cannot afford the payments on a home financed at market interest rates. This is where some of your fund's bonds come in. To help finance such loans, the New Mexico Mortgage Finance Authority raised money in the tax-exempt market at below-market interest rates, passing on the savings to borrowers.

These bonds seem safe and simple at first glance. The issuing authority pools the mortgages together as security for the bonds, much like a bank uses a house as security for an individual mortgage. Although a few homeowners may fail to make their payments, it is unlikely that a significant number will default. Because of this security feature, mortgage-backed bonds often carry high credit ratings. However, a closer look reveals that these bonds are not quite so easy to understand.

[photo caption]
Aliso Viejo, California
[end photo caption]

[photo:  postcard stating, "Greetings from Los Angeles California"]

In addition to facing credit risk, buyers of mortgage-backed bonds face "prepayment risk," the risk that the bonds will be paid off early - an undesirable prospect for investors earning good returns on highly rated bonds. As Macdonald explains, "The bonds are attractively priced to compensate for the possibility of losing the bonds early." To evaluate this possibility, analysts and portfolio counselors at CRMC research several factors. Should interest rates fall, for instance, homeowners may refinance their homes and pay off their mortgages early. If the economy of the state improves, they may sell their homes and move to more expensive properties. If it weakens significantly, homeowners may be more likely to sell and move out of state. Our investment professionals also take into account the bond's track record to estimate the likelihood of prepayment.

As they researched the bonds, the fund's investment professionals learned that New Mexico residents tend to stay put compared with people in many other states. They also weighed the bonds' track record of prepayments and determined the market didn't properly appreciate the opportunity the securities offered.

Thanks to these bonds, home ownership has become a reality for about 1,750 families in New Mexico. For shareholders in The Tax-Exempt Bond Fund of America, these housing bonds confirm that even what appear to be easy-to-understand investments require industry knowledge, research skills and a solid understanding of the bond market.

 ...TO THE WESTERN FRONTIER

The Land of Enchantment and the Golden State are separated by Arizona, a tourist haven replete with world-renowned natural wonders. The Tax-Exempt Bond Fund of America owns two municipal bonds in the Grand Canyon State, contributing to highway improvements and hospital expansion.

The state next door comprises a far bigger portion of your fund's investments. The Colorado River signals our arrival in California, as the long, hot journey through the Mojave Desert continues. America's Main Street ends where the nation meets its western frontier, the Pacific Ocean, the destination that made the words "Go West, young man" as much a part of American mythology as Route 66 itself.

[illustration:  Route 66 on map of state of California]

[Sidebar]
Route 66 meets its western terminus in Santa Monica, California. South of Los Angeles lies Aliso Viejo, a new community built with the help of the municipal bond market.
[End sidebar]

A PROMISING NEW COMMUNITY

Until recently, Aliso Viejo was a largely undeveloped stretch of land south of Los Angeles. Then municipal bonds were issued to create an urban infrastructure including sewers and roads. The number of homes in Aliso Viejo has grown to about 10,000 from 4,500 in 1992.

Municipal bonds such as these have a twist. When construction begins and the land is mostly vacant, all taxes that support the bonds are paid by the master developer. Over the long term, the bonds are secured by anticipated tax revenues from a growing resident population in the community. As the population increases, the risk of payment default decreases because the land values go up and it is unlikely that a great number of residents will fail to pay their taxes. Since credit ratings are linked to risk, the bond may receive an improved credit rating once the population grows and development moves forward. The investment professionals at The Tax-Exempt Bond Fund of America carefully researched the Aliso Viejo bonds before making a purchase, analyzing both the short-term and long-term outlook for the community.

David Hoag, an analyst for the fund, explains that the initial decision to buy was based on the strength and creditworthiness of the original master developer. "In 1992 we were anticipating a downturn in the real estate market. We felt that the master developer for the Aliso Viejo project had the resources to handle any such downturns. This was one of the few real estate-based investments we made in the early 1990s," Hoag says.

To evaluate the long-term outlook, our investment professionals looked at the areas around Aliso Viejo. They found that there was also significant expansion in adjacent communities, and concluded that Aliso Viejo was likely to continue growing. The project therefore seemed sound and the bonds a good buy.

The bonds that were initially purchased were unrated at the time. They have since been refinanced and received a rating of AAA from Standard & Poor's rating agency.

Aliso Viejo is also our final stop. Back in Los Angeles, Route 66 twists through Hollywood, Beverly Hills, Westwood and Santa Monica. The smell of the ocean announces the country's western frontier and the end of America's Main Street, on the final block of Santa Monica Boulevard.

[photo:  couple in car]

[Sidebar]
The dream of the open road is ingrained in American mythology. For many, traveling America's highways remains a favorite way to experience the land's diverse beauty.
[End sidebar]

[illustration:  back of car]

THE TAX-EXEMPT BOND FUND OF AMERICA
Investment Portfolio, August 31, 1997
Geographic Breakdown
New York --                                                                         12.51%
California --                                                                       10.31%
Illinois --                                                                          9.41%
Michigan --                                                                          7.95%
Washington --                                                                        7.29%
Pennsylvania --                                                                      5.30%
Other States --                                                                     41.16%
Cash & Short-Term Securities --                                                      6.07%


Aaa/AAA --                                                                          32.26%
Aa/AA --                                                                            17.20%
A/A --                                                                              15.61%
Baa/BBB --                                                                          23.22%
Below investment grade                                                               5.64%
Cash & Short-Term Securities                                                         6.07%

                                                                                Principal      Market
                                                                                   Amount       Value
                                                                                    (000)       (000)
Tax-Exempt Securities Maturing in More than
One Year - 93.93%

Alabama - 0.41%
 Daughters of Charity, National Health System,
  5.25% 2015                                                                       $4,000      $3,879
 The Industrial Development Board of the City of
  Mobile, Solid Waste Revenue Refunding Bonds (Mobile
  Energy Services Co., LLC Projects), Series
  1995, 6.95% 2020                                                                  2,500       2,723

Alaska - 1.22%
 Housing Finance Corp.,
  Collateralized Bonds (Veterans Mortgage
  Program), Series 1992A-1, 6.75% 2032                                                4470        4696
 Municipality of Anchorage:
  1995 General Obligation Refunding General Purpose
  Bonds, Series B, FGIC Insured, 6.00% 2012                                           2895        3178
  Municipal Light & Power, Senior Lien Refunding Electric
  Revenue Bonds, MBIA Insured, Series 1996, 6.50% 2014                                5000        5750
 City of Valdez, Marine Terminal Revenue Refunding
  Bonds (BP Pipelines Inc. Project), Series 1993B,
  5.50% 2028                                                                          6000        5843

Arizona - 0.46%
 State Transportation Board, Subordinated Highway
  Revenue Bonds, Series 1992B, 6.50% 2008
  (Prerefunded 2002)                                                                  1850        2042
 The Industrial Development Authority of the City
  of Scottsdale, Hospital Revenue Refunding Bonds,
  Scottsdale Memorial Hospitals, Series 1996A,
  AMBAC Insured:
   6.50% 2005                                                                         2270        2527
   6.50% 2006                                                                         1200        1346
   6.50% 2007                                                                         1290        1455

California - 10.31%
 General Obligation Bonds:
  6.75% 2006                                                                          1000        1150
  5.25% 2016                                                                          7320        7207
 Health Facilities Financing Authority,
  Hospital Revenue Bonds (Downey Community Hospital), Series 1993,
  5.75% 2015                                                                          4990        5023
 Public Works Board, Lease Revenue Bonds,
  California Community Colleges, 1994 Series B
  (Various Community College Projects):
   6.75% 2005                                                                         2505        2848
   7.00% 2007                                                                         1315        1492
 Statewide Communities Development Authority:
  Children's Hospital of Los Angeles, MBIA Insured,
  6.00% 2008                                                                          1715        1880
  Kaiser Permanente Medical Care Program, Semi-Annual
  Tender Revenue Bonds:
   Series A, 7.00% 2018                                                               1900        2030
   1985 Tender Bonds, 5.55% 2025                                                      5000        4944
  St. Joseph Health System Obligated Group,
  Certificates of Participation:
   5.50% 2014                                                                         2000        2006
   5.50% 2023                                                                         2700        2678
 California Department of Water Resources, Central Valley Project,
  Water System Revenue Bonds, Series Q, MBIA Insured, 5.375% 2027                     2500        2458
 Alameda Public Financing Authority, 1997 Revenue Bonds
  (Marina Village Assessment District Bond Refinancing):
   6.05% 2008                                                                         1000        1022
   6.375% 2014                                                                        1000        1022
 Anaheim Public Financing Authority, Lease Revenue Bonds (Anaheim
  Public Improvements Project), Senior Lease Revenue Bonds,
  1997 Series A, FSA Insured, 6.00% 2024                                              1000        1095
 Association of Bay Area Governments Finance
  Authority For Nonprofit Corporations, Certificates of Participation
  (Stanford University Hospital),
  Series 1993, 5.50% 2013                                                             2000        2010
 Castaic Lake Water Agency Financing Corporation,
  Refunding Revenue Certificates of Participation
  (Water System Improvement Projects), Series 1994A,
  MBIA Insured, 7.00% 2011                                                            2400        2896
 Central Valley Financing Authority, Cogeneration
  Project Revenue Bonds (Carson Ice-Gen Project), Series 1993:
   6.00% 2009                                                                         3750        3897
   6.10% 2013                                                                         1000        1039
 Culver City Redevelopment Financing Authority, 1993
  Tax Allocation Refunding Revenue Bonds, AMBAC Insured,
  5.00% 2023                                                                          3635        3398
 Long Beach Aquarium of the Pacific, Revenue Bonds
  (Aquarium of the Pacific Project), 1995 Series A:
   6.10% 2010                                                                         4000        4119
   6.125% 2015                                                                        5500        5603
   6.125% 2023                                                                       13000       13195
 City of Los Angeles:
  State Building Authority, Lease Revenue Refunding Bonds,
  Department of General Services Lease, 1993 Series A:
   5.375% 2006                                                                        3000        3145
   5.50% 2007                                                                         7295        7703
  Convention and Exhibition Center Authority,
  Certificates of Participation:
   7.375% 2018 (Prerefunded 1999)                                                     1000        1078
   7.00% 2020 (Prerefunded 1999)                                                      2750        2946
  Regional Airports Improvement Corp.,
   Facilities Lease Refunding Revenue Bonds,
   Issue of 1992, United Air Lines, Inc. (Los
   Angeles International Airport), 6.875% 2012                                        2000        2163
  Department of Water and Power,  Electric Plant Revenue
   Bonds, Issue of 1990, 7.10% 2031 (Subject to Crossover
   Refunding 2001)                                                                    3000        3275
 County of Los Angeles:
  Capital Asset Leasing Corp., Certificates of
  Participation (Marina Del Rey), Series A:
   6.25% 2003                                                                         5500        5876
   6.50% 2008                                                                         4750        5041
  Metropolitan Transportation Authority,
   Proposition C Sales Tax Revenue Bonds,
   Second Series 1993B, AMBAC Insured, 5.25% 2023                                     1300        1250
  Transportation Commission, Sales
  Tax Revenue Bonds, Series 1989, 7.00% 2019                                          2000        2134
 The Metropolitan Water District of Southern
  California, Waterworks General Obligation Refunding
  Bonds, 1993 Series A1, 5.50% 2010                                                   3000        3114
 Northern California Power Agency, Geothermal
  Project #3, Special Revenue Bonds, 1993 Refunding
  Series A, 5.60% 2006                                                                3000        3088
 County of Orange:
  Aliso Viejo Special Tax Bonds
  of Community Facilities District No. 88-1,
  Series A of 1992:
   7.15% 2006 (Prerefunded 2002)                                                      2000        2292
   7.35% 2018 (Prerefunded 2002)                                                     10000       11548
  Recovery Certificates of
  Participation, 1996 Series A, MBIA Insured,
   6.00% 2008                                                                         5000        5476
 South Orange County, Public Financing Authority,
  Special Tax Revenue Bonds, 1994 Series B (Junior
  Lien Bonds):
   6.65% 2003                                                                         1000        1038
   6.75% 2004                                                                         1000        1039
 City of Stockton, Mello-Roos Revenue Bonds, Series 1997A,
  Community Facilities District No. 90-2 (Brookside Estates),
  5.40% 2004(1)                                                                        500         500
 Pleasanton Joint Powers Financing Authority,
  Reassessment Revenue Bonds, 1993 Series A, 5.70% 2001                                485         503
 Riverside County Transportation Commission, Sales
  Tax Revenue Bonds (Limited Tax Bonds), 1991
  Series A, 6.50% 2009 (Prerefunded 2001)                                             3600        3956
 Sacramento City Financing Authority, 1991 Revenue
  Bonds, 6.80% 2020 (Prerefunded 2001)                                                5000        5592
 Sacramento Cogeneration Authority, Cogeneration
  Project Revenue Bonds:
  Procter & Gamble Project, 1995 Series:
   6.20% 2006                                                                         1000        1072
   6.375% 2010                                                                        1000        1083
  1995 Series:
   6.00% 2002                                                                         1000        1058
   6.00% 2003                                                                         2200        2339
 County of Sacramento, Laguna Creek Ranch/Elliott Ranch
  Community Facilities District No.1, Improvement Area No.2,
  Special Tax Refunding Bonds, 6.30% 2021                                              500         500
 San Francisco Bay Area Rapid Transit District,
  Sales Tax Revenue Refunding Bonds, Series 1990,
  AMBAC Insured, 6.75% 2009                                                           3250        3507
 Redevelopment Agency of the City and County of
  San Francisco, Refunding Lease Revenue Bonds,
  Series 1991 (George R. Moscone Convention
  Center), 5.50% 2018                                                                 4000        3932
 County of San Diego, Reassessment District No. 97-1
  (4-S Ranch), Limited Obligation Improvement Bonds,
  6.25% 2012                                                                          1000         993
 The Regents of the University of California,
  Various University of California Projects, 1993:
   Series B, 5.375% 2009                                                              2000        2075
   Series A, 5.50% 2021                                                               2000        1971

Colorado - 4.27%
 Housing And Finance Authority:
  Multi-Family Housing Insured
  Mortgage Revenue Bonds, 1982 Series A, 9.00% 2025                                   1780        1796
  Single-Family Housing Program Senior and Subordinate Bonds:
   1996 Series C-2, 7.10% 2015                                                        3000        3334
   1997 Series A-3, 7.00% 2016                                                        1750        1946
   1997 Series B-3, 6.80% 2028                                                        1000        1103
 Student Obligation Bond Authority, Student Loan Revenue
  Bonds, 1994 Series L, 6.00% 2001                                                    1065        1114
 Arapahoe County, Capital Improvement Trust Fund
  Highway Revenue Bonds (E-470 Project):
   6.90% 2015 (Prerefunded 2005)                                                      5750        6702
   6.95% 2020 (Prerefunded 2005)                                                     20500       23964
 City and County of Denver, Airport System Revenue Bonds,
  Series 1992A:
  7.25% 2025 (Prerefunded 2002)                                                       5590        6406
  7.25% 2025 (Prerefunded 2002)                                                      14210       16285
 The Regents of the University of Colorado, Master Lease
  Purchase Agreement, Refunding Certificates of
  Participation (Telecommunications and Cogeneration
  Projects), Series 1996, AMBAC Insured, 6.00% 2005                                   5000        5368

Connecticut - 1.91%
 Health and Educational Facilities Authority Revenue Bonds,
  University of Hartford Issue, Series D, 6.75% 2012                                  2800        2846
 Housing Finance Authority, Housing Mortgage Finance Program Bonds,
  Subseries B-1, 6.25% 2011                                                           1000        1048
 Mashantucket (Western) Pequot Tribe, Special Revenue Bonds,
  1996 Series A:
   6.25% 2002                                                                         2000        2129
   6.25% 2003                                                                         4000        4280
   6.375% 2004                                                                       10700       11567
   6.50% 2005                                                                         3000        3257
   6.40% 2011                                                                         5000        5313

Delaware - 0.07%
 Economic Development Authority, First Mortgage Revenue Bonds
  (Peninsula United Methodist Homes, Inc. Issue), Series 1997A,
  6.00% 2009                                                                          1000        1038

District of Columbia - 1.67%
 General Obligation Bonds:
   Series 1990 A, AMBAC Insured, 7.25% 2005
  (Prerefunded 2000)                                                                  2500        2734
  Series 1992 B, MBIA Insured:
  6.125% 2003                                                                         1750        1877
  6.30% 2010                                                                          2900        3142
  AMBAC Insured, 5.20% 2004                                                           1000        1025
  Series 1993 A, AMBAC Insured, 5.875% 2005                                           3000        3199
  Series 1993 B-1, AMBAC Insured, 5.50% 2009                                          3000        3124
 Hospital Revenue Refunding Bonds
  (Medlantic Healthcare Group, Inc. Issue):
   Series 1992 A, 7.00% 2005                                                          2000        2173
   Series 1993 A, MBIA Insured:
    6.00% 2011                                                                        3765        4057
    5.25% 2012                                                                        2000        1988
   Series 1997A, MBIA Insured:
    5.10% 2008                                                                        1000         998
    5.20% 2009                                                                        1000         997
 Redevelopment Land Agency, Sports Arena Special Tax Revenue
  Bonds, Series 1996, 5.625% 2010                                                     1275        1267

Florida - 1.09%
 Arbor Green Community Development District (City of Tampa,
  Hillsborough County), Special Assessment Revenue Bonds,
  Series 1996, 7.60% 2018                                                             1000        1032
 Broward County, Resource Recovery Revenue Bonds,
  Series 1984:
   North Project, 7.95% 2008                                                          4500        4905
   South Project, 7.95% 2008                                                          2155        2347
 The Crossing at Fleming Island Community Development
  District (Clay County), Special Assessment Bonds,
  Series 1995, 8.25% 2016                                                             1105        1194
 Mid-Bay Bridge Authority,  Revenue Refunding Bonds:
  Series 1993D, 6.125% 2022                                                            500         511
  Series 1991B, 8.50% 2022 (Subject to Crossover Refunding)                           4000        4550
 Northern Palm Beach County Improvement District, Water
  Control and Improvement Bonds, Unit of Development No. 9A,
  Series 1996A:
   6.80% 2006                                                                         1145        1198
   7.30% 2027                                                                         1500        1581

Georgia - 1.44%
 Municipal Electric Authority:
  General Power Revenue Bonds:
   1992B Series, 6.50% 2012                                                           1215        1356
   CTFS-1992B Series, 6.375% 2016                                                     1000        1098
  Mel Power, Project One Subordinated Bonds, AMBAC Insured,
  Series B:
   6.00% 2007(1)                                                                      1995        2166
   5.625% 2009(1)                                                                     1000        1049
 City of Atlanta:
  Airport Facilities Revenue
  Refunding Bonds, Series 1994 A, AMBAC Insured,
  6.50% 2009                                                                          1000        1142
  Special Purpose Facilities
  Revenue Refunding Bonds (Delta Air Lines, Inc.
  Project), Series 1989 A, 7.50% 2019                                                 4500        4795
 Fulco Hospital Authority, Revenue Anticipation
  Certificates:
   St. Joseph's Hospital of Atlanta, Inc.,
   Series 1994, 4.80% 2001                                                            2305        2334
   Georgia Baptist Health Care System
   Project:
    Series 1992 A:
     6.40% 2007                                                                       1000        1056
     6.25% 2013                                                                       2100        2173
     6.375% 2022                                                                      1595        1650
    Series 1992 B, 6.375% 2022                                                         610         631
 Development Authority of Fulton County, Special
  Facilities Revenue Bonds (Delta Air Lines, Inc.
  Project), Series 1992, 6.95% 2012                                                   3115        3396

Hawaii - 0.12%
 City and County of Honolulu, General Obligation Bonds, Refunding
  and Improvement Series, 1993B, 5.00% 2013                                           2000        1966

Illinois - 9.41%
 Build Illinois Bonds (Sales Tax Revenue Bonds),
  Series O, 6.00% 2002                                                                1000        1065
 Civic Center Bonds (Special State Obligation Bonds),
  Series 1991, AMBAC Insured, 6.25% 2020                                              6500        7227
 Educational Facilities Authority Revenue
  Bonds, Wesleyan University, Series 1993,
  5.625% 2018                                                                         1490        1490
 Health Facilities Authority:
  Revenue Bonds, Series 1993:
   OSF Healthcare System, 5.75% 2007                                                  6760        6910
   Rush-Presbyterian-St. Luke's Medical Center Obligated Group,
   MBIA Insured, 5.25% 2020                                                           3000        2861
  Refunding Bonds:
   Edward Hospital Project, Series 1993 A:
    5.75% 2009                                                                        1100        1115
    6.00% 2019                                                                        1435        1452
   Advocate Health Care Network, Series 1997 A:
    5.50% 2008                                                                        2110        2178
    5.80% 2016                                                                       10000       10155
  Revenue and Revenue Refunding Bonds:
   Evangelical Hospitals Corp., Series C,
  6.25% 2022 (Escrowed to Maturity)                                                   4000        4438
   Lutheran General Health, Series C, 6.00% 2018                                      2705        2860
  Revenue Bonds, Series 1992 (Edward Hospital
  Association Project), 7.00% 2022                                                    1000        1073
  Revenue Refunding Bonds (Fairview),
   Series 1995 A:
    6.25% 2001                                                                        1105        1126
    6.50% 2006                                                                         770         794
    7.40% 2023                                                                        1000        1045
  Revenue Bonds, Series 1994 A (Northwestern Memorial
   Hospital), 6.00% 2024                                                              2000        2059
 Housing Development Authority, Multi-Family Housing Bonds,
  1992 Series A, 7.00% 2010                                                           1490        1591
 City of Chicago:
 General Obligation Bonds, Project and Refunding,
  Series 1995B, FGIC Insured, 5.125% 2025                                             4000        3794
  The County of Cook, General Obligation Capital Improvement
   Bonds, Series 1996, FGIC Insured:
    6.00% 2006                                                                        3920        4282
    6.50% 2011                                                                        4000        4623
  Chicago-O'Hare International Airport:
  General Airport Second Lien Revenue Refunding Bonds,
  1993 Series C, MBIA Insured, 5.00% 2018                                            10000        9415
  Special Facilities Revenue Bonds for United
  Air Lines:
   1984 Series C, 8.20% 2018                                                          6645        7167
   1988 Series B, 8.85% 2018                                                          1865        2115
   Special Facilities Revenue Refunding Bonds:
    Delta Air Lines, Inc. Terminal, 6.45% 2018                                        4435        4636
    Series 1994 (American Airlines, Inc. Project),
    8.20% 2024                                                                        2750        3294
 Metropolitan Pier and Exposition Authority, McCormick Place
  Expansion Project Bonds, Series 1992A, 6.50% 2027
  (Prerefunded 2003)                                                                  3910        4364
 Metropolitan Water Reclamation District of Greater
  Chicago, Series B:
   Capital Improvement Bonds, 5.25% 2004                                              5000        5183
   Refunding Bonds, 5.30% 2005                                                        5325        5530
 Sales Tax Revenue Bonds, Series 1997,
  FGIC Insured, 5.375% 2027                                                           5000        4902
 School Reform Board of Trustees of the Board of Education
  of the City of Chicago, Unlimited Tax General Obligation Bonds
  (Dedicated Tax Revenues), Series 1997, AMBAC Insured, 6.75% 2012                    4000        4691
  Skyway Toll Bridge Refunding Revenue Bonds,
  Series 1994:
   6.50% 2010 (Prerefunded 2004)                                                     13250       14745
   6.75% 2014 (Prerefunded 2004)                                                      6500        7321
  Water Revenue Bonds, Refunding
  Series 1993, FGIC Insured:
   6.50% 2011                                                                         4435        5001
   5.50% 2025                                                                         2565        2386
 Regional Transportation Authority, Cook, Du Page,
  Kane, Lake, McHenry and Will Counties,
  General Obligation Bonds:
   Series 1994D, FGIC Insured, 7.75% 2019                                             4500        5843
   Series 1990A, AMBAC Insured, 7.20% 2020                                            1000        1236

Indiana - 2.95%
 Educational Facilities Authority, Educational
  Facilities Revenue Bonds (University of Evansville
  Project), Series 1996, 5.25% 2005                                                   1000        1009
 Health Facility Financing Authority, Hospital Revenue Bonds
  (Clarian Health Partners, Inc.), Series 1996A, 5.50% 2016                          11000       10862
 Housing Finance Authority, Single Family Mortgage
  Refunding Revenue Bonds, 1992 Series A, 6.75% 2010                                  1275        1348
 State Office Building Commission, Correctional
  Facilities Program Revenue Bonds, Series 1995B,
  AMBAC Insured, 6.25% 2012                                                           8490        9530
 Transportation Finance Authority, Airport
  Facilities Lease Revenue Bonds, Series A:
   6.50% 2007                                                                         3245        3538
   6.50% 2007 (Prerefunded 2002)                                                      3755        4162
   6.75% 2011 (Prerefunded 2002)                                                      2400        2688
 City of East Chicago, Pollution Control Refunding
  Revenue Bonds (Inland Steel Co. Project No. 11),
  Series 1994, 7.125% 2007                                                            3000        3272
 Hospital Authority of the City of Fort Wayne,
  Revenue Bonds (Parkview Memorial Hospital, Inc.
  Project), Series 1992:
   6.375% 2013                                                                        6000        6341
   6.40% 2022                                                                         2000        2103
 Indianapolis Local Public Improvement Bond Bank,
  Series 1992 D Bonds, 6.60% 2007                                                     1960        2207

Iowa - 0.13%
 Finance Authority Single Family Mortgage Bonds, 1997 Series F,
  5.55% 2016                                                                          2000        1993

Kentucky - 0.24%
 Higher Education Student Loan Corp., Insured
  Student Loan Revenue Bonds, 1994 Series B,
  6.20% 1999                                                                          1140        1186
 Kenton County Airport Board, Special Facilities
  Revenue Bonds (Delta Air Lines, Inc. Project):
   Series 1985, 7.80% 2015                                                            1000        1073
   1992 Series B, 7.25% 2022                                                          1350        1481

Louisiana - 3.92%
 Health Education Authority, Revenue Bonds (Lambeth House Project),
  Series 1996, 9.00% 2026                                                             9000        9616
 Lake Charles Harbor and Terminal District, Port
  Facilities Revenue Refunding Bonds (Trunkline
  LNG Co. Project), Series 1992, 7.75% 2022                                          28000       32020
 Offshore Terminal Authority, Deepwater Port
  Refunding Revenue Bonds (LOOP INC. Project):
   First Stage Series B:
    5.40% 1998                                                                        3150        3195
    6.25% 2004                                                                        5600        6063
   First Stage Series E:
    7.45% 2004                                                                        1000        1096
    7.60% 2010                                                                        1000        1093
 Public Facilities Authority, Fixed Rate Health and
  Education Capital Facilities Revenue Bonds, AMBAC Insured,
  Remarketing 6/2/97:
   Series 1985A-1, 5.00% 2015                                                         1500        1534
   Series 1985B-1, 5.00% 2015                                                         5000        5114
 Parish of St. Charles, Adjustable/Fixed-Rate
  Pollution Control Revenue Bonds (Louisiana
  Power & Light Co. Project),
   Series 1984, 8.25% 2014                                                            2490        2696

Maine - 0.20%
 Housing Authority, Mortgage Purchase
  Bonds, 1994 Series C-1, 5.90% 2015                                                  3115        3201

Maryland - 1.89%
 Community Development Administration, Department
  of Housing and Community Development, Single
  Family Program Bonds:
   1990 First Series, 7.60% 2017                                                      5920        6190
   1997 First Series, 5.25% 2005                                                      5815        5948
 Health and Higher Educational Facilities Authority:
  Revenue Bonds, Howard County General Hospital
  Issue, Series 1993:
   5.50% 2013                                                                         2300        2277
   5.50% 2021                                                                         6225        5962
  Project and Refunding Revenue Bonds,
   Peninsula Regional Medical Center Issue, Series 1993,
   5.25% 2012                                                                         1000         993
 Calvert County, Maryland Economic Development
  Revenue Bonds (Asbury-Solomons Island Facility),
  Series 1995, 8.625% 2024                                                            2500        2798
 Johns Hopkins Hospital Issue, Revenue Refunding
  Bonds, Series 1993, 5.00% 2023                                                      2000        1894
 Prince George's County, Hospital Revenue Bonds,
  Dimensions Health Corp. Issue:
  Series 1992, 7.25% 2017 (Prerefunded 2002)                                           750         853
  5.30% 2024                                                                          3305        3168

Massachusetts - 2.40%
 General Obligation Bonds Consolidated Loan of
  1989, Series D, MBIA Insured, 7.00% 2009
  (Prerefunded 1999)                                                                  1000        1076
 Massachusetts Bay Transportation Authority, General
  Transportation System Bonds, 1994 Series A
  Refunding Bonds, 7.00% 2007                                                        10110       11767
 Health and Educational Facilities Authority,
  Revenue Bonds, Brigham and Women's Hospital Issue,
  Series D, 6.75% 2024                                                                7000        7566
 Housing Finance Agency, Single Family Housing Revenue Bonds,
  Series 39, 6.50% 2014                                                               1425        1475
 Water Resources Authority:
  General Revenue Bonds, 1990 Series A, 7.50% 2009
   (Prerefunded 2000)                                                                 9500       10433
  General Revenue Refunding Bonds, 1993 Series B,
  5.25% 2009                                                                          2500        2518
  Boston City Hospital (FHA Insured Mortgage),
  7.625% 2021                                                                          980        1084
 The New England Loan Marketing Corp.,
  Student Loan Refunding Bonds:
  1992 Series A, 6.50% 2002                                                           1000        1079
  1993 Series G, 5.20% 2002                                                           1200        1211

Michigan - 7.95%
 State Hospital Finance Authority Hospital Revenue Refunding Bonds:
  Daughters of Charity, National Health System, 5.50% 2005                            1750        1827
  Genesys Health System Obligated Group, Series 1995A:
   7.10% 2002                                                                         2055        2237
   7.20% 2003                                                                         1000        1103
   8.00% 2005                                                                         8880       10260
   8.10% 2013                                                                         5000        5855
   8.125% 2021                                                                        4500        5240
   7.50% 2027                                                                         3020        3368
  McLaren Obligated Group, Series 1993A, 5.375% 2013                                  2985        2936
  Sinai Hospital of Greater Detroit, Series 1995:
  6.625% 2016                                                                         5750        6163
  6.70% 2026                                                                          1680        1804
  Pontiac Osteopathic, Series 1994 A:
   6.00% 2014                                                                         3500        3556
   6.00% 2024                                                                         3400        3431
 State Housing Development Authority, Rental Housing
  Revenue Bonds, 1994 Series A:
   6.20% 2003                                                                         1600        1679
   AMBAC Insured, 6.40% 2005                                                          1850        1988
 Job Development Authority, Pollution
  Control Revenue Bonds (Chrysler Corp.
  Project), Series 1984, 5.70% 1999                                                   7000        7194
 City of Detroit,
  General Obligation Revenue Bonds (Unlimited Tax):
   Series 1995-A, 5.60% 2001                                                          4250        4377
  Series 1995-B:
   6.25% 2001                                                                         6585        6925
   6.75% 2003                                                                         8675        9486
   7.00% 2004                                                                         2500        2789
   6.25% 2005                                                                         2625        2827
   6.25% 2008                                                                         1730        1851
   6.25% 2009                                                                         1195        1271
   6.25% 2010                                                                         1250        1322
 Downtown Development Authority,
  Tax Increment Bonds (Development Area No. 1 Projects),
  Series 1996C:
   6.20% 2017                                                                         9310        9782
   6.25% 2025                                                                         4265        4477
 City of Royal Oak Hospital Financing Authority,
  Hospital Revenue Refunding Bonds (William Beaumont
  Hospital), Series 1993 G, 5.25% 2019                                                8000        7765
 Charter County of Wayne, Special Airport Facilities
  Revenue Refunding Bonds (Northwest Airlines, Inc.
  Facilities), Series 1995, 6.75% 2015                                               13985       15160

Minnesota - 0.44%
 Housing Finance Agency:
  Housing Development Bonds, 1991 Series A, 6.85% 2007                                2535        2673
  Single Family Mortgage Bonds, 1994 Series E,
   Remarketing 3/12/96, 5.60% 2013                                                    2220        2249
 Regents of the University of Minnesota, General
  Obligations Bonds, Series 1996A, 5.50% 2006                                         2000        2113

Mississippi - 0.58%
 Claiborne County, Adjustable/Fixed-Rate Pollution
  Control Revenue Bonds (Middle South Energy, Inc.
   Project), Series C, 9.875% 2014                                                    8500        9219

Nevada - 0.24%
 City of Henderson, Local Improvement
  District No. T-10 (Seven Hills) Limited Obligation
  Improvement Bonds, 7.50% 2015                                                       1500        1548
 General Obligation (Limited Tax) Bonds,  Series A-2, 6.00% 2011                      2135        2340

New Hampshire - 0.19%
 Business Finance Authority, Pollution Control
  Refunding Revenue Bonds (The United Illuminating
  Co. Project), Series A 1993, 5.875% 2033                                            2985        2944

New Jersey - 1.36%
 Economic Development Authority, First
  Mortgage Revenue Fixed Rate Bonds:
  Fellowship Village Project, Series 1995A, 9.25% 2025                                7000        8316
  Winchester Gardens at Ward Homestead Project,
  Series 1996A:
   8.50% 2016                                                                         4000        4236
   8.625% 2025                                                                        3500        3725
 Housing and Mortgage Finance Agency,
  Section 8 Bonds, 1991 Series A:
   6.80% 2005                                                                         2570        2757
   6.85% 2006                                                                         2500        2677

New Mexico - 0.20%
 Mortgage Finance Authority, Single Family Mortgage
  Purchase Refunding Senior Bonds, 1992 Series
  A-1, 6.85% 2010                                                                     3040        3188

New York - 12.51%
 Dormitory Authority:
  State University Educational Facilities Revenue
  Refunding Bonds:
   Series B, 5.70% 2004                                                               1485        1559
   Series 1990 A, 7.50% 2013                                                          3500        4297
   Series 1990 B:
    7.50% 2011                                                                        1720        2063
    7.00% 2016                                                                        1000        1078
  Court Facilities, Lease Revenue Bonds, Series 1993A,
  5.50% 2010                                                                          4000        4032
  City University System, Consolidated Second
   General Resolution Revenue Bonds:
   Series 1990 F, FGIC Insured, 7.50% 2020
   (Prerefunded 2000)                                                                 7100        7852
   Series G, 5.00% 2002                                                               2000        2035
 Environmental Facilities Corporation, State Water
  Pollution Control Revolving Fund Revenue Bonds
  (New York City Municipal Water Finance Authority
  Project):
   Series 1994 A, 5.75% 2009                                                          6000        6413
   Series 1991 E, 6.875% 2010                                                         1500        1650
   Series 1990 A, 7.50% 2012                                                           500         552
 Housing Finance Agency, Health Facilities Revenue Bonds
  (New York City), 1996 Series A Refunding, 6.375% 2003                               5000        5399
 Local Government Assistance Corp.:
  Series 1991 A, 7.00% 2016 (Prerefunded 2001)                                        7000        7756
  Series 1991 B, 7.50% 2020 (Prerefunded 2001)                                        6925        7788
  Series 1991 C, 0% 2005                                                              5000        3486
  Series 1991 D:
   7.00% 2011 (Prerefunded 2002)                                                      2000        2249
   7.00% 2018 (Prerefunded 2002)                                                      8650        9726
   6.75% 2021 (Prerefunded 2002)                                                      1350        1504
  Series 1992 C, 5.50% 2022                                                           1000         984
 State Medical Care Facilities Finance Agency:
  Mental Health Services Facilities Improvement
  Revenue Bonds:
   1991 Series A, 7.50% 2021 (Prerefunded 2001)                                       3645        4085
   1994 Series A, 5.10% 2003                                                          1720        1753
   1997 Series B, 5.30% 2004                                                          2220        2282
   Series D, 5.25% 2023                                                               1000         939
   Series 1997B:
    6.00% 2005                                                                        1000        1067
    6.00% 2007                                                                        1750        1880
    5.60% 2008                                                                        1300        1345
    5.70% 2009                                                                        2795        2873
  St. Luke's-Roosevelt Hospital Center FHA-Insured Mortgage
  Revenue Bonds, 1993 Series A, 5.60% 2013                                            9380        9578
 Metropolitan Transit Authority, Transit Facilities
  Service Contract Bonds, Series O and P,
   5.375% 2002                                                                        4000        4135
 Urban Development Corp., Correctional
  Capital Facilities Revenue Bonds:
   Series 1993 A, Refunding Series, 5.30% 2005                                        2800        2865
   Series 2, 6.50% 2021 (Prerefunded 2001)                                            3700        3959
 Battery Park City Authority, Revenue Refunding
  Bonds, Series 1993 A:
   5.00% 2013                                                                         5000        4817
   5.25% 2017                                                                         2500        2418
   4.75% 2019                                                                        18000       16028
 City of New York, General Obligation Bonds:
  Fiscal 1992 Series C, 6.50% 2004                                                    2500        2696
  Fiscal 1992 Series H:
   6.875% 2002 (Escrowed to Maturity)                                                  285         313
   6.875% 2002                                                                        1615        1755
  Fiscal 1995 Series F:
   6.375% 2006                                                                        3000        3261
   6.60% 2010                                                                         2000        2176
   6.625% 2025                                                                        1500        1634
  Fiscal 1993 Series A, 6.25% 2003                                                    2200        2365
  Fiscal 1991 Series B, 8.25% 2006                                                    1500        1832
  Fiscal 1995 Series E:
   6.50% 2004                                                                         4550        4946
   MBIA Insured, 6.20% 2008                                                           3000        3311
  Fiscal 1996 Series E, 6.50% 2006                                                    7500        8230
  Fiscal 1996 Series I, 6.50% 2006                                                    7000        7687
  Municipal Water Finance Authority,
  Water and Sewer System Revenue Bonds:
     Fiscal 1991 Series C, 7.75% 2020 (Prerefunded 2001)                              5000        5666
     Fiscal 1994 Series B:
     4.875% 2002                                                                      3000        3044
     5.50% 2019                                                                       2000        1985
  Transit Authority, Transit
  Facilities Revenue Bonds (Livingston Plaza
  Project), Series 1990, FSA Insured, 7.50% 2020
  (Prerefunded 2000)                                                                  4000        4370
 Triborough Bridge and Tunnel Authority, General
  Purpose and Revenue Bonds:
   Series S, 7.00% 2021 (Prerefunded 2001)                                           11400       12523
   Series Y, 6.00% 2012                                                               1000        1095

North Carolina - 1.51%
 Eastern Municipal Power Agency, Power System Revenue
  Bonds:
   Series 1993 B:
    6.00% 2006                                                                        3000        3169
    7.25% 2007                                                                        5000        5735
    7.00% 2008                                                                       10045       11373
    6.00% 2026                                                                        1700        1754
   Series 1993 C, 5.00% 2021                                                          2300        2053

Ohio - 0.12%
 County of Franklin, Hospital Facilities Revenue
  Refunding and Improvement Bonds (Doctors Hospital
  Project), 5.60% 2006                                                                1750        1854

Oklahoma - 0.87%
 Health System Revenue
  Bonds, Baptist Medicine Center of Oklahoma,
  Series 1995 C, AMBAC Insured, 6.375% 2009                                           2500        2761
 State Industrial Authority, Health System
  Revenue Refunding Bonds (Obligated Group consisting
  of INTEGRIS Baptist Medical Center, Inc., INTEGRIS
  South Oklahoma City Hospital Corp. and INTEGRIS
  Rural Health, Inc.), AMBAC Insured, Series 1995D:
  6.00% 2009                                                                          2500        2700
  6.00% 2010                                                                          5020        5395
 Tulsa Industrial Authority, Hospital Revenue
  and Refunding Bonds,
  St. John Medical Center Project, Series 1996,
  5.375% 2017                                                                         3000        2970

Pennsylvania - 5.30%
 Convention Center Authority, Refunding
  Revenue Bonds, 1994 Series A, 6.25% 2004                                           10000       10583
 Higher Educational Facilities Authority, Revenue
  Bonds (Thomas Jefferson University), 1992
  Series A, 6.625% 2009                                                               1250        1363
 Housing Finance Authority, Single Family Mortgage
  Revenue Bonds,
   Series 1992-33, 6.85% 2009                                                         1000        1065
 Industrial Development Authority,
  Economic Development Revenue Bonds, Series 1994,
  AMBAC Insured, 7.00% 2007                                                           1750        2052
 Hospitals and Higher Education Facilities
  Authority of Philadelphia:
  Hospital Revenue Bonds (The Children's Hospital of
  Philadelphia Project):
   Series A of 1992:
    6.50% 2009 (Prerefunded 2002)                                                     4500        4944
    6.50% 2021 (Prerefunded 2002)                                                     3000        3296
   Series A of 1993, 5.00% 2021                                                       8000        7397
  Frankford Hospital, Series A:
   6.00% 2014                                                                         2705        2758
   6.00% 2023                                                                         4000        4054
 Hospital Authority of Philadelphia, Hospital
  Revenue Bonds (Temple University Hospital):
   Series of 1993 A, 6.50% 2008                                                      15500       17028
   5.70% 2009                                                                         1000        1014
   Series of 1983, 6.625% 2023                                                       15385       16521
 City of Pottsville Hospital Authority, Hospital
  Revenue Bonds (The Pottsville Hospital and Warne
  Clinic), Series of 1994, 7.25% 2024                                                 8500        9091
 Scranton-Lackawanna Health and Welfare Authority,
  Hospital Revenue Bonds (Moses Taylor Hospital Project),
  Series 1997:
   6.05% 2010                                                                         1000        1016
   6.15% 2012                                                                         2245        2273

Rhode Island - 1.81%
 Convention Center Authority, Refunding Revenue
  Bonds, MBIA Insured, 1993 Series B, 5.00% 2008                                      2790        2822
 Depositors Economic Protection Corp., Special
  Obligation Bonds:
   1993 Series A, MBIA Insured:
   5.75% 2012                                                                         4850        5195
   6.25% 2016                                                                         4500        4978
   1992 Series A, FSA Insured, 6.625% 2019
   (Prerefunded 2002)                                                                 1000        1112
   1993 Series A (Escrowed to Maturity):
    6.375% 2022                                                                       7000        7889
    5.75% 2021                                                                        1210        1260
    5.75% 2021                                                                        2715        2828
 Housing and Mortgage Finance Corporation,
  Homeownership Opportunity Bonds, Series 3-A,
  7.80% 2010                                                                          2500        2677

South Dakota - 0.09%
 Housing Development Authority,
  Homeownership Mortgage Bonds, 1995 Series A and B,
  6.00% 2023                                                                          1305        1350

Tennessee - 2.27%
 Health and Educational Facilities Board of the
  Metropolitan Government of Nashville and Davidson
  County (Blakeford Project), 9.25% 2024                                              6600        7417
 Memphis-Shelby County Airport Authority, Special
  Facilities Revenue Bonds, Refunding Series 1992
  (Federal Express Corp.), 6.75% 2012                                                26375       28788

Texas - 2.86%
 National Research Laboratory Commission, General
  Obligation Bonds, Series 1990 (Superconducting
  Super Collider Project), 7.125% 2020
   (Prerefunded 2000)                                                                14450       15738
 Dallas/Fort Worth International Airport
  Facility Improvement Corp.:
   American Airlines, Inc., Revenue Bonds, Series 1995,
   6.00% 2014                                                                         2590        2669
   Delta Air Lines, Inc., Revenue Refunding Bonds,
  Series 1993, 6.25% 2013                                                             2400        2497
 Harris County Health Facilities Development
  Corp., SCH Health Care System Revenue Bonds
  (Sisters of Charity of the Incarnate Word, Houston):
   Series 1991A, 7.10% 2021 (Prerefunded 2001)                                        8000        8907
   Series 1997B, 6.25% 2027                                                           1500        1664
 Hidalgo County Health Services Corp., Hospital Revenue
  Bonds (Mission Hospital, Inc. Project), Series 1996:
   7.00% 2008                                                                         1000        1089
   6.75% 2016                                                                         1740        1839
 Northeast Medical Center, Hospital Authority, County of Humble,
  Revenue Bonds, FSA Insured, 6.25% 2012                                              1000        1104
 Northside Independent School District (Bexar,
  Medina and Bandera Counties), Unlimited
  Tax School Building Bonds, Series 1991, 6.375% 2008
  (Prerefunded 2001)                                                                  3500        3731
 Tomball Hospital Authority, Hospital Revenue
  Refunding Bonds, Series 1993, 6.125% 2023                                           6250        6350

Utah - 1.47%
 Housing Finance Agency, Single Family Mortgage
  Bonds, 1995 Issue E (Federally Insured or
  Guaranteed Mortgage Loans), 5.50% 2024                                              1415        1438
 Intermountain Power Agency:
  Special Obligation Refunding Bonds,
  5th Crossover Series 1987B,
   FGIC Insured, 7.00% 2015                                                           7000        7157
   1997 Series A, AMBAC Insured, 6.50% 2011                                           1435        1650
 Salt Lake City, Hospital Revenue Bonds, Series
  1992 (IHC Hospitals, Inc.):
   5.50% 2021                                                                         8100        8016
   6.25% 2023                                                                         5000        5229

Vermont - 0.02%
 Housing Finance Agency, Single Family
  Housing Bonds, Series 4, 5.75% 2012                                                  290         295

Virginia - 1.23%
 Housing Development Authority, Commonwealth Mortgage
  Bonds:
   Series D, Subseries D-3, Remarketing 5/30/96:
    6.00% 2012                                                                        1430        1491
    6.00% 2012                                                                        1470        1533
    6.05% 2013                                                                        1510        1578
    6.05% 2013                                                                        1555        1625
   Series D, Subseries D-4, Remarketing 7/16/96:
    6.00% 2009                                                                        1180        1239
    6.00% 2009                                                                        1220        1281
    6.05% 2010                                                                        1255        1316
    6.05% 2010                                                                        1290        1353
 Industrial Development Authority of Fairfax
  County, Hospital Revenue Refunding Bonds (Inova
  Health System Hospitals Project), Series 1993A:
   4.80% 2005                                                                         1850        1857
   5.00% 2011                                                                         1300        1281
   5.00% 2023                                                                         1200        1125
 Industrial Development Authority of the County of
  Hanover, Hospital Revenue Bonds (Memorial Regional
  Medical Center Project at Hanover Medical Park),
  Series 1995, MBIA Insured,
   6.50% 2009                                                                         1000        1146
 Industrial Development Authority of the City of
  Norfolk, Hospital Revenue Bonds (Sentara
  Hospitals-Norfolk Project), Series 1991,
  6.50% 2013                                                                          2500        2706

Washington - 7.29%
 General Obligation, Series B:
  5.50% 2010                                                                          2000        2101
  5.50% 2018                                                                         13100       13492
 Health Care Facilities Authority, Revenue Bonds,
  Refunding Series 1997A (Virginia Mason Medical Center),
  MBIA Insured:
   6.00% 2005                                                                         2325        2506
   6.00% 2007                                                                         1500        1629
 Public Power Supply System:
  Nuclear Project No. 1 Refunding Revenue Bonds,
   Series 1989A:
    7.50% 2015 (Prerefunded 1999)                                                     1820        1962
    6.00% 2017                                                                        2000        2006
  Nuclear Project No. 2 Refunding Revenue Bonds:
   Series 1990A, 7.375% 2012 (Prerefunded 2000)                                      17335       19063
   Series 1990C, 7.30% 2000                                                           1800        1934
   Series 1992A, 5.90% 2004                                                           3850        4079
   Series 1993B, FSA Insured, 5.65% 2008                                              3030        3188
   Series 1994A:
    6.00% 2007                                                                       19900       21342
    5.25% 2008                                                                        5000        5012
  Nuclear Project No. 3 Refunding Revenue Bonds:
   BIG Insured, 7.25% 2016 (Prerefunded 1999)                                         5000        5369
   Series 1989 B:
    7.25% 2015 (Prerefunded 2000)                                                     5450        5911
    FGIC Insured, 7.00% 2005                                                         14400       15476
    5.375% 2015                                                                       5000        4874
    7.125% 2016                                                                       5250        6215

Wisconsin - 1.23%
 Health and Educational Facilities Authority,
  Revenue Bonds:
   Children's Hospital Project, Series 1993, FGIC Insured,
   5.50% 2006                                                                         2000        2102
   Medical College of Wisconsin, Series 1993, 5.95% 2015                              3000        3062
 Housing and Economic Development Authority, Housing
  Revenue Bonds, 6.40% 2003                                                           3480        3663
 Pollution Control and Industrial Development Revenue
  Bonds (General Motors Corp. Projects), City
  of Janesville, Series 1984, 5.55% 2009                                              3000        3080
 Public Power Incorporated System,
  Power Supply System Revenue Bonds, Series
  1990 A, AMBAC Insured, 7.40% 2020
  (Prerefunded 2000)                                                                   500         551
 City of Superior, Limited Obligation
  Refunding Revenue Bonds (Midwest Energy Resources
  Co. Project), Series E-1991 (Collateralized),
  FGIC Insured, 6.90% 2021                                                            6000        7210

Wyoming - 0.09%
 Community Development Authority, Single Family
  Mortgage Bonds, 1989 Series A, 7.90% 2017                                            405         419
 Student Loan Corp., Student Loan Revenue
  Refunding Bonds, Series 1991, 6.25% 1999                                             950         987

Guam - 0.19%
 General Obligation Bonds, 1995 Series A, 5.625% 2002                                 3000        3036
                                                                                          -----------
                                                                                               1496327
                                                                                          -----------
Tax-Exempt Securities Maturing in
One Year or Less - 4.95%

 State of Colorado, Tax and Revenue Anticipation Notes,
  1997 Series A, 4.50% 6/26/98                                                        3800        3821
 State of California, County of Contra Costa, Tax and Revenue
  Anticipation Notes, 1997-1998 Series A, 4.50% 7/1/98                               11400       11465
 Harris County Toll Road (Texas), Unlimited Tax and Subordinate Lein Revenue,
 Bonds, Series 1984,
  10.375% 2014 (Prerefunded 1998)                                                     1000        1027
 State of Texas, City of Houston, Tax and Revenue Anticipation Notes,
  Series 1997, 4.50% 6/30/98                                                          7000        7039
 State of California, Los Angeles County, Tax and Revenue
  Anticipation Notes, Series A, 4.50% 6/30/98                                        23300       23432
 State of Michigan, Full Faith and Credit General Obligation
  Notes, 4.50% 9/30/97                                                               11050       11056
 State of New Mexico, 1997-98 Tax and Revenue Ancticipation Notes,
  Series 1997, 4.50% 6/30/98                                                          1500        1508
  City of New York, Municipal Water Finance Authority,
  Water and Sewer System Revenue Bonds,
    Fiscal 1989 Series B, FGIC Insured,
     7.625% 2017 (Prerefunded 1998)                                                   3000        3134
 State of North Carolina, Raleigh-Durham Airport Authority, Special
  Facility Refunding Revenue Bonds (American Airlines, Inc. Project),
  Series B, 3.75% 11/1/15(2)                                                           500         500
 State of Pennsylvania, School District of Philadelphia, Tax and
  Revenue Anticipation Notes, Series of 1997-1998,
  4.50% 6/30/98                                                                       6000        6031
  City of Saint Paul (Minnesota), Housing and Redevelopment Authority,
  Hospital Facility Revenue Bonds (Healtheast Project),
  Series 1987-B:
  9.75% 2017 (Subject to Crossover Prerefunding 1997)                                 3005        3092
  9.75% 2017 (Subject to Crossover Prerefunding 1997)                                  495         509
 State of Arizona, Salt River Project Agricultural Improvement and
  Power District, Electric System Revenue Bonds,
  Refunding Series A, 7.875% 2028 (Prerefunded 1998)                                  1000        1033
 The Regents of the University of California,
  Revenue Bonds, Series A, MBIA Insured, 6.90% 2015
  (Prerefunded 1997)                                                                  1500        1530
 Commonwealth Transportation Board, Commonwealth of
  Virginia Transportation Contract Revenue Bonds,
  Series 1988 (Route 28 Project), 7.80% 2016
  (Prerefunded 1998)                                                                  3500        3639
                                                                                          -----------
                                                                                                 78816
                                                                                          -----------
TOTAL TAX-EXEMPT SECURITIES (cost: $1,462,874,000)                                             1575143
Excess of cash and receivables over payables                                                     17956
                                                                                          -----------
NET ASSETS                                                                                 $1,593,099
                                                                                               ======

(1)Represents a when-issued security.
(2)Coupon rate changes periodically.


See Notes to Financial Statements

The Tax-Exempt Bond Fund of America
Financial Statements
Statement of Assets and Liabilities
at August 31, 1997 (dollars in thousands)
Assets:
 Tax-exempt securities (cost: $1,462,874)                                         $1,575,143
 Cash                                                                                     84
 Receivables for--
  Sales of fund's shares                                           4,147
  Accrued interest                                                22,358              26,505
                                                      ------------------  ------------------
                                                                                   1,601,732
Liabilities:
 Payables for--
  Purchases of investments                                         3,689
  Repurchases of fund's shares                                       785
  Dividends payable                                                2,839
  Management services                                                483
  Accrued expenses                                                   837               8,633
                                                      ------------------  ------------------
Net Assets at August 31, 1997--
 Equivalent to $12.27 per share on
 129,790,898 shares of $1 par value
 capital stock outstanding (authorized
 capital stock--200,000,000 shares)                                               $1,593,099
                                                                                 ===========
Statement of Operations
For the year ended August 31, 1997
(dollars in thousands)
 Income:
Investment Income:
 Interest on tax-exempt securities                                                   $90,918
 Expenses:
  Management services fee                                         $5,567
  Distribution expenses                                            3,718
  Transfer agent fee                                                 454
  Reports to shareholders                                            121
  Registration statement and prospectus                              157
  Postage, stationery and supplies                                   147
  Directors' fees                                                     24
  Auditing and legal fees                                             39
  Custodian fee                                                       60
  Taxes other than federal income tax                                 23
  Other expenses                                                      85              10,395
                                                                          ------------------
  Net investment income                                                               80,523
                                                                          ------------------
Realized Gain and Increase in Unrealized
 Appreciation on Investments:
 Net realized gain                                                                     3,847
 Net unrealized appreciation on investments:
  Beginning of year                                               59,520
  End of year                                                    112,269
                                                      ------------------
  Net change in unrealized appreciation
    on investments                                                                    52,749
                                                                          ------------------
  Net realized gain and increase in
   unrealized appreciation on investments                                             56,596
                                                                          ------------------
Net Increase in Net Assets Resulting
 from Operations                                                                    $137,119
                                                                                 ===========


Statement of Changes in Net Assets
(dollars in thousands)

                                                    Year ended August 31

                                                                     1997                1996
                                                      ------------------  ------------------
Operations:
 Net investment income                                       $    80,523         $    79,143
 Net realized gain on investments                                  3,847               7,208
 Increase in unrealized appreciation
  on investments                                                  52,749              (7,326)
                                                      ------------------  ------------------
  Net increase in net assets
   resulting from operations                                     137,119              79,025
                                                      ------------------  ------------------
Dividends and Distributions Paid to
 Shareholders:
 Dividends from net investment income                            (80,789)            (79,078)
 Distributions from net realized gain on
  investments                                                     (4,359)            (10,310)
                                                      ------------------  ------------------
  Total dividends and distributions                              (85,148)            (89,388)
                                                      ------------------  ------------------
Capital Share Transactions:
 Proceeds from shares sold:
  20,390,763 and 24,816,640
  shares, respectively                                           246,583             298,087
 Proceeds from shares issued in
  reinvestment of net investment
  income dividends and distributions
  of net realized gain on investments:
  4,336,074 and 4,705,048 shares,
  respectively                                                    52,363              56,559
 Cost of shares repurchased:
  19,372,679 and 24,383,250
  shares, respectively                                          (233,780)           (292,301)
                                                      ------------------  ------------------
  Net increase in net assets
   resulting from capital share
   transactions                                                   65,166              62,345
                                                      ------------------  ------------------
Total Increase in Net Assets                                     117,137              51,982
Net Assets:
 Beginning of year                                             1,475,962           1,423,980
                                                      ------------------  ------------------
 End of year                                                  $1,593,099          $1,475,962
                                                             ===========         ===========


See Notes to Financial Statements

Notes to Financial Statements

1. The Tax-Exempt Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-free current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     Tax-exempt securities with original or remaining maturities in excess of 60 days are valued at prices obtained from a national municipal bond pricing service. The pricing service takes into account various factors such as quality, yield and maturity of tax-exempt securities comparable to those held by the fund, as well as actual bid and asked prices on a particular day. Other securities with original or remaining maturities in excess of 60 days, including securities for which pricing service values are not available, are valued at the mean of their quoted bid and asked prices. However, in circumstances where the investment adviser deems it appropriate to do so, securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at the mean of such prices for securities of comparable maturity, quality and type. Securities for which market quotations are not readily available are valued at fair value by the Board of Directors or a committee thereof. All securities with 60 days or less to maturity are valued at amortized cost, which approximates market value.

     As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Premiums and original issue discounts on securities purchased are amortized. Amortization of market discounts on securities is recognized upon disposition, subject to applicable tax requirements. Dividends to shareholders are declared daily after the determination of the fund's net investment income and paid to shareholders monthly.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of August 31, 1997, net unrealized appreciation on investments for book and federal income tax purposes aggregated $112,269,000, of which $113,051,000 related to appreciated securities and $782,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended August 31, 1997. The cost of portfolio securities for book and federal income tax purposes was $1,462,874,000 at August 31, 1997.

3. The fee of $5,567,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; 0.18% of such assets in excess of $1 billion but not exceeding $3 billion; and 0.16% of such assets in excess of $3 billion; plus 3.00% on the first $3,333,333 of the fund's monthly gross investment income; 2.50% of such income in excess of $3,333,333 but not exceeding $8,333,333; and 2.25% of such income in excess of $8,333,333.

     Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended August 31, 1997, distribution expenses under the Plan were $3,718,000. As of August 31, 1997, accrued and unpaid distribution expenses were $770,000.

     American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $454,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $632,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of August 31, 1997, aggregate amounts deferred and earnings thereon were $57,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of August 31, 1997, accumulated undistributed net realized gain on investments was $3,576,000 and additional paid-in capital was $1,347,447,000.

     The fund made purchases and sales of investment securities       of
$258,311,000 and $210,874,000 respectively, during the year ended August 31, 1997.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $60,000 includes $5,000 that was paid by these credits rather than in cash.

Per-Share Data and Ratios
                                                                       Year       Ended    August         31



                                                                       1997         1996     1995      1994       1993
Net Asset Value, Beginning
 of Year                                                             $11.86      $11.94    $11.65    $12.43     $11.78
                                                                    -------     -------   -------   -------    -------
 Income from Investment
  Operations:
  Net investment income                                                 .64         .64       .68       .67        .68
  Net realized and
   unrealized gain
   (loss) on investments                                                .45         .01       .29      (.69)       .73
                                                                    -------     -------   -------   -------    -------
   Total income from
    investment operations                                              1.09         .65       .97      (.02)      1.41
                                                                    -------     -------   -------   -------    -------
 Less Distributions:
  Dividends from net
   investment income                                                   (.64)       (.64)     (.68)     (.68)      (.68)
  Distributions from net
   realized gains                                                      (.04)       (.09)        -      (.08)      (.08)
                                                                    -------     -------   -------   -------    -------
   Total distributions                                                 (.68)       (.73)     (.68)     (.76)      (.76)
                                                                    -------     -------   -------   -------    -------
Net Asset Value, End of Year                                         $12.27      $11.86    $11.94    $11.65     $12.43
                                                                    =======     =======   =======   =======    =======

Total Return*                                                         9.39%        5.51%     8.70%    (.14)%     12.42%

Ratios/Supplemental Data:
 Net assets, end of year
  (in millions)                                                      $1,593      $1,476    $1,424    $1,385     $1,327
 Ratio of expenses to average
  net assets                                                            .68%        .68%      .66%      .69%       .71%
 Ratio of net income to
  average net assets                                                   5.27%       5.35%     5.87%     5.53%      5.62%
 Portfolio turnover rate                                              14.39%      26.89%    49.28%    22.40%     15.55%



*Calculated without deducting a sales charge. The maximum sales charge is 4.75% of the fund's offering price.

Report of Independent Accountants
To the Board of Directors and Shareholders of The Tax-Exempt Bond Fund of America, Inc.:

     In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Tax-Exempt Bond Fund of America, Inc. (the "Fund") at August 31, 1997, the results of its operations, the changes in its net assets and the per-share data and ratios for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP
Los Angeles, California
September 30, 1997

Tax Information (Unaudited)

During the fiscal year ended August 31, 1997 the fund paid 64.0 cents per share of exempt-interest distributions within the meaning of Section 852(b)(5)(A) of the Internal Revenue Code and 3.5 cents per share of capital gain distributions within the meaning of Section 852(b)(3)(C) of the Internal Revenue Code.
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the calendar year-end information you receive from the fund's transfer agent.

Printed on recycled paper
Litho in USA  MED/INS/3217
Lit. No. TEBF-011-1097

THE AMERICAN FUNDS GROUP(R)

THE TAX-EXEMPT BOND FUND OF AMERICA

BOARD OF DIRECTORS

H. FREDERICK CHRISTIE
Rolling Hills Estates, California
Private investor; former President and Chief Executive Officer, The Mission Group; former President, Southern California Edison Company

DON R. CONLAN
South Pasadena, California
President (retired), The Capital Group Companies, Inc.

DIANE C. CREEL
Long Beach, California
Chief Executive Officer and President,
The Earth Technology Corporation
(international consulting engineering)

MARTIN FENTON, JR.
San Diego, California
Chairman of the Board,
Senior Resource Group, Inc.
(senior living centers management)

LEONARD R. FULLER
Marina del Rey, California
President, Fuller & Company, Inc.
(financial management consulting)

ABNER D. GOLDSTINE
Los Angeles, California
President of the fund
Senior Vice President and Director,
Capital Research and Management Company

PAUL G. HAAGA, JR.
Los Angeles, California
Chairman of the Board of the fund
Executive Vice President and Director,
Capital Research and Management Company

HERBERT HOOVER III
San Marino, California
Private investor

RICHARD G. NEWMAN
Los Angeles, California
Chairman of the Board, President and
Chief Executive Officer,
AECOM Technology Corporation
(architectural engineering)

PETER C. VALLI
Long Beach, California
Retired; former Chairman of the Board,
BW/IP International, Inc.
(industrial manufacturing)

OTHER OFFICERS

NEIL L. LANGBERG
Los Angeles, California
Senior Vice President of the fund
Vice President - Investment Management Group, Capital Research and Management Company

MICHAEL J. DOWNER
Los Angeles, California
Vice President of the fund
Senior Vice President -
Fund Business Management Group,
Capital Research and Management Company

MARY C. HALL
Brea, California
Vice President of the fund
Senior Vice President -
Fund Business Management Group,
Capital Research and Management Company

MARK R. MACDONALD
Los Angeles, California
Vice President of the fund
Vice President - Investment Management Group,
Capital Research and Management Company

JULIE F. WILLIAMS
Los Angeles, California
Secretary of the fund
Vice President -
Fund Business Management Group,
Capital Research and Management Company

ANTHONY W. HYNES, JR.
Brea, California
Treasurer of the fund
Vice President -
Fund Business Management Group,
Capital Research and Management Company

KIMBERLY S. VERDICK
Los Angeles, California
Assistant Secretary of the fund
Assistant Vice President -
Fund Business Management Group,
Capital Research and Management Company

TODD L. MILLER
Brea, California
Assistant Treasurer of the fund
Assistant Vice President -
Fund Business Management Group,
Capital Research and Management Company

OFFICES OF THE FUND AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5804

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
AMERICAN FUNDS SERVICE COMPANY
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
400 South Hope Street
Los Angeles, California 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180 OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.

This report is for the information of shareholders of The Tax-Exempt Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 1997, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

About our cover: A highway winds through New Mexico, one of the 8 states along Route 66.

Postcard images from Curt Teich Archives.
Page 5 photo (c)D. Jeanene Tiner.